PARNASSUS FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

Parnassus Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon

Parnassus Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.  SCHEDULE OF INVESTMENTS.

PARNASSUS FUND

Portfolio of Investments as of September 30, 2016 (unaudited)

Equities	Shares	Market Value ($)

Chemicals (7.8%)
Axalta Coating Systems Ltd. θ	500,000	14,135,000
Potash Corporation of Saskatchewan Inc.	1,400,000	22,848,000
Praxair Inc.	200,000	24,166,000
		61,149,000

Communications (2.8%)
QUALCOMM Inc.	325,000	22,262,500

Computers (4.7%)
International Business Machines Corp.	235,000	37,329,750

Electronics (2.7%)
Trimble Inc. θ	750,000	21,420,000

Equipment Leasing (1.6%)
Air Lease Corp.	460,000	13,146,800

Financial Services (13.3%)
Capital One Financial Corp.	250,000	17,957,500
Charles Schwab Corp.	900,000	28,413,000
Essent Group Ltd. θ	550,000	14,635,500
First Horizon National Corp.	800,000	12,184,000
PayPal Holdings Inc. θ	280,000	11,471,600
Wells Fargo & Co.	450,000	19,926,000
		104,587,600

Food Products (2.5%)
Mondelez International Inc., Class A	445,000	19,535,500

Industrial Manufacturing (3.1%)
Pentair plc	382,000	24,539,680

Insurance (2.0%)
Progressive Corp.	500,000	15,750,000

Internet (4.7%)
Alphabet Inc., Class A θ	25,000	20,101,500
eBay Inc. θ	505,000	16,614,500
		36,716,000

Lodging (0.8%)
Belmond Ltd. θ	500,000	6,355,000

Machinery (2.4%)
Deere & Co.	220,000	18,777,000

Medical Equipment (2.6%)
Patterson Companies Inc.	440,000	20,213,600

Pharmaceuticals (7.3%)
Allergan plc θ	104,500	24,067,395
Gilead Sciences Inc.	350,000	27,692,000
McKesson Corp.	40,000	6,670,000
		58,429,395

Real Estate Investment Trusts (2.0%)
Redwood Trust Inc.	1,100,000	15,576,000

Retail (5.0%)
CVS Health Corp.	256,000	22,781,440
Whole Foods Market Inc.	575,000	16,301,250
		39,082,690

Semiconductor Capital Equipment (1.9%)
Applied Materials Inc.	500,000	15,075,000

Semiconductors (10.1%)
Intel Corp.	670,000	25,292,500
KLA-Tencor Corp.	195,000	13,593,450
Micron Technology Inc. θ	2,300,000	40,894,000
		79,779,950

Services (4.6%)
Alliance Data Systems Corp. θ	80,000	17,162,400
Thomson Reuters Corp.	450,000	18,621,000
		35,783,400

Telecommunications Equipment (8.0%)
Ciena Corp. θ	1,500,000	32,700,000
Motorola Solutions Inc.	400,000	30,512,000
		63,212,000

Transportation (4.2%)
Expeditors International of Washington Inc.	300,000	15,456,000
FedEx Corp.	100,000	17,468,000
		32,924,000

Total investment in equities (94.1%)
(cost $689,177,874)		741,644,865

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.3%) α
Albina Community Bank	0.20%	01/15/2017	250,000	247,076
Carver Federal Savings Bank	0.25%	02/18/2017	250,000	246,175
Eastern Bank	0.10%	01/29/2017	100,000	98,689
Latino Community Credit Union	0.60%	02/20/2017	250,000	246,120
Metro Bank	0.50%	05/10/2017	250,000	243,945
Opportunities Credit Union	0.20%	04/25/2017	250,000	244,329
Self-Help Credit Union	1.06%	01/14/2017	100,000	98,842
Self-Help Credit Union	1.06%	01/16/2017	150,000	148,229
Southern Bancorp Bank	0.30%	01/15/2017	250,000	247,076
Urban Partnership Bank	0.30%	10/01/2016	250,000	250,000
				2,070,481

Community Development Loans (0.1%) α
Boston Community Loan Fund	1.00%	04/15/2017	100,000	96,778
Boston Community Loan Fund	1.00%	04/15/2017	100,000	96,778
Root Capital Loan Fund	1.25%	01/25/2017	200,000	196,164
Vermont Community Loan Fund	0.85%	10/15/2016	100,000	99,770
				489,490

Time Deposits (7.1%)
BBH Cash Management Service
JPM Chase, New York	0.15%	10/03/2016	56,313,126	56,313,126

Total short-term securities (7.5%)
(cost $58,873,097)				58,873,097

Total securities (101.6%)
(cost $748,050,971)				800,517,962

Other assets and liabilities (-1.6%)				(12,558,999)

Total net assets (100.0%)				787,958,963

θ	This security is non-income producing.

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

plc	Public Limited Company

The portfolio of investments as of September 30, 2016 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2016, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fund

Cost of long-term investments	$690,043,335
Unrealized appreciation	$86,582,259
Unrealized depreciation	(34,115,268)

Net unrealized appreciation	$52,466,991

The Parnassus Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2016, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$6,355,000	$-	$-	$6,355,000
Consumer Staples	58,618,190	-	-	58,618,190
Financials	143,063,000	-	-	143,063,000
Health Care	78,642,995	-	-	78,642,995
Industrials	89,387,480	-	-	89,387,480
Information Technology	304,429,200	-	-	304,429,200
Materials	61,149,000	-	-	61,149,000
Short-Term Investments	56,313,126	-	2,559,971	58,873,097
Total	$797,957,991	$-	$2,559,971	$800,517,962

The following table reconciles the valuations of the Fund's Level 3 investment securities and related transactions as of September 30, 2016:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2015	$2,817,292
Discounts/premiums amortization	(7,321)
Purchases	1,850,000
Sales	(2,100,000)
Balance as of September 30, 2016	$2,559,971

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	September 30, 2016	Valuation Technique	Unobservable Input	(Weighted Average)

Certificates of Deposit	$2,070,481	Liquidity Discount	Discount for Lack
			of Marketability	4%
Community Development Loans	$489,490	Liquidity Discount	Discount for Lack
			of Marketability	6%
			Probability of
			Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS ENDEAVOR FUND

Portfolio of Investments as of September 30, 2016 (unaudited)

Equities	Shares	Market Value ($)

Communications (5.1%)
QUALCOMM Inc.	1,350,000	92,475,000

Computers (6.7%)
Apple Inc.	400,000	45,220,000
International Business Machines Corp.	475,000	75,453,750
		120,673,750

Financial Services (15.4%)
American Express Co.	1,200,000	76,848,000
Capital One Financial Corp.	600,000	43,098,000
Charles Schwab Corp.	2,700,000	85,239,000
Wells Fargo & Co.	1,640,500	72,641,340
		277,826,340

Health Care Products (4.2%)
Perrigo Co. plc	820,299	75,738,207

Health Care Servicess (1.0%)
Anthem Inc.	150,000	18,796,500

Industrial Manufacturing (1.7%)
W.W. Grainger Inc.	140,000	31,477,600

Internet (1.3%)
Alphabet Inc., Class A θ	30,000	24,121,800

Machinery (6.8%)
Cummins Inc.	400,000	51,260,000
Deere & Co.	850,000	72,547,500
		123,807,500

Pharmaceuticals (4.5%)
Gilead Sciences Inc.	1,025,000	81,098,000

Retail (3.9%)
Whole Foods Market Inc.	2,460,000	69,741,000

Semiconductor Capital Equipment (8.8%)
Applied Materials Inc.	2,950,000	88,942,500
Lam Research Corp.	750,000	71,032,500
		159,975,000
Semiconductors (10.7%)
Intel Corp.	1,800,000	67,950,000
Micron Technology Inc. θ	6,900,000	122,682,000
		190,632,000

Service (0.7%)
Alliance Data Systems Corp. θ	60,000	12,871,800

Software (4.8%)
Autodesk Inc. θ	1,150,000	83,179,500
Citrix Systems Inc. θ	50,000	4,261,000
		87,440,500

Telecommunications Equipment (5.1%)
Ciena Corp. θ	4,200,000	91,560,000

Transportation (2.6%)
Expeditors International of Washington Inc.	900,000	46,368,000

Total investment in equities (83.3%)
(cost $1,334,877,713)		1,504,602,997

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (16.7%)
BBH Cash Management Service
Bank of Montreal, Montreal	0.15%	10/03/2016	95,682,877	95,682,877
DNB, Oslo, Norway	0.15%	10/03/2016	129,510,429	129,510,429
National Australia Bank, Melbourne	0.15%	10/03/2016	79,029,156	79,029,156
				304,222,462

Total short-term securities (16.7%)
(cost $304,222,462)				304,222,462

Total securities (100.0%)
(cost $1,639,100,175)				1,808,825,459

Other assets and liabilities (0.0%)				(666,083)

Total net assets (100.0%)				1,808,159,376

θ	This security is non-income producing.

plc	Public Limited Company

The portfolio of investments as of September 30, 2016 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2016, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Endeavor Fund

Cost of long-term investments	$1,340,411,222
Unrealized appreciation	$227,490,199
Unrealized depreciation	(57,764,915)

Net unrealized appreciation	$169,725,284

The Parnassus Endeavor Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2016, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Staples	$69,741,000	$-	$-	$69,741,000
Financials	277,826,340	-	-	277,826,340
Health Care	175,632,707	-	-	175,632,707
Industrials	201,653,100	-	-	201,653,100
Information Technology	779,749,850	-	-	779,749,850
Short-Term Investments	304,222,462	-	-	304,222,462
Total	$1,808,825,459	$-	$-	$1,808,825,459

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS MID CAP FUND

Portfolio of Investments as of September 30, 2016 (unaudited)

Equities	Shares	Market Value ($)

Apparel (5.5%)
Hanesbrands Inc.	1,350,000	34,087,500
VF Corp.	550,000	30,827,500
		64,915,000

Chemicals (6.3%)
Axalta Coating Systems Ltd. θ	1,035,000	29,259,450
Calgon Carbon Corp.	1,208,760	18,336,889
Compass Minerals International Inc. λ	395,000	29,111,500
		76,707,839

Data Processing (5.2%)
Equifax Inc.	170,000	22,878,600
Fiserv Inc. θ	392,500	39,041,975
		61,920,575

Financial Services (9.3%)
Charles Schwab Corp.	1,010,000	31,885,700
First American Financial Corp.	320,000	12,569,600
First Horizon National Corp.	2,400,000	36,552,000
SEI Investments Co.	626,300	28,565,543
		109,572,843

Food Products (6.2%)
McCormick & Co.	280,000	27,977,600
Sysco Corp.	395,000	19,358,950
WhiteWave Foods Co. θ	505,000	27,487,150
		74,823,700

Health Care Products (4.2%)
Dentsply Sirona Inc.	610,000	36,252,300
Perrigo Co. plc	154,750	14,288,068
		50,540,368

Health Care Services (2.4%)
Cardinal Health Inc.	370,500	28,787,850

Industrial Manufacturing (8.8%)
Fortive Corp.	594,000	30,234,600
Pentair plc	640,000	41,113,600
Xylem Inc.	665,000	34,879,250
		106,227,450

Insurance (2.4%)
Verisk Analytics Inc. θ	355,000	28,854,400

Internet (2.1%)
eBay Inc. θ	772,500	25,415,250

Machinery (1.0%)
Deere & Co.	140,000	11,949,000

Medical Equipment (4.2%)
Patterson Companies Inc.	535,000	24,577,900
Teleflex Inc.	150,000	25,207,500
		49,785,400

Natural Gas (5.2%)
MDU Resources Group Inc.	1,505,000	38,287,200
Northwest Natural Gas Co.	397,500	23,893,725
		62,180,925

Oil & Gas (3.2%)
National Oilwell Varco Inc.	1,030,000	37,842,200

Professional Services (1.9%)
Insperity Inc.	307,500	22,336,800

Real Estate Investment Trusts (2.5%)
Iron Mountain Inc.	800,000	30,024,000

Retail (2.6%)
Whole Foods Market Inc.	1,100,000	31,185,000

Semiconductor Capital Equipment (2.0%)
Applied Materials Inc.	800,000	24,120,000

Semiconductors (3.0%)
KLA-Tencor Corp.	227,500	15,859,025
Micron Technology Inc. θ	1,160,000	20,624,800
		36,483,825

Services (2.8%)
Ecolab Inc.	117,500	14,302,100
Thomson Reuters Corp.	450,000	18,621,000
		32,923,100

Software (2.0%)
Autodesk Inc. θ	325,000	23,507,250

Telecommunications Equipment (3.6%)
Motorola Solutions Inc.	557,500	42,526,100

Telecommunications Provider (3.1%)
Shaw Communications Inc., Class B λ	1,800,000	36,828,000

Transportation (2.1%)
Expeditors International of Washington Inc.	480,000	24,729,600

Waste Management (1.7%)
Waste Management Inc.	321,500	20,498,840

Total investment in equities (93.3%)
(cost $976,730,493)		1,114,685,315

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (8.8%)
BBH Cash Management Service
Banco Santander, Madrid	0.15%	10/03/2016	105,340,548	105,340,548

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (1.8%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	0.29%		21,994,252	21,994,252

Total short-term securities (10.6%)
(cost $127,334,800)				127,334,800

Total securities (103.9%)
(cost $1,104,065,293)				1,242,020,115

Payable upon return of securities loaned (-1.8%)				(21,994,252)

Other assets and liabilities (-2.1%)				(24,976,060)

Total net assets (100.0%)				1,195,049,803

θ	This security is non-income producing.

λ	This security, or partial position of this security, was on loan at September 30, 2016. The total value of the securities on loan at September 30, 2016 was $21,534,628.

plc	Public Limited Company

The portfolio of investments as of September 30, 2016 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2016, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Mid Cap Fund

Cost of long-term investments	$977,490,312
Unrealized appreciation	$146,334,921
Unrealized depreciation	(8,380,099)

Net unrealized appreciation	$137,954,822

The Parnassus Mid Cap Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2016, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$101,743,000	$-	$-	$101,743,000
Consumer Staples	106,008,700	-	-	106,008,700
Energy	37,842,200	-	-	37,842,200
Financials	128,193,843	-	-	128,193,843
Health Care	129,113,618	-	-	129,113,618
Industrials	237,474,690	-	-	237,474,690
Information Technology	191,094,400	-	-	191,094,400
Materials	91,009,939	-	-	91,009,939
Real Estate	30,024,000	-	-	30,024,000
Utilities	62,180,925	-	-	62,180,925
Short-Term Investments	127,334,800	-	-	127,334,800
Total	$1,242,020,115	$-	$-	$1,242,020,115

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS ASIA FUND

Portfolio of Investments as of September 30, 2016 (unaudited)

Equities	Shares	Market Value ($)

Australia (2.2%)
Brambles Ltd.	30,000	276,544

China (19.0%)
Air Lease Corp.	8,000	228,640
Alibaba Group Holding Ltd. (ADR) θ	6,000	634,740
Apple Inc.	1,500	169,575
Expeditors International of Washington Inc.	3,000	154,560
Micron Technology Inc. θ	38,000	675,640
QUALCOMM Inc.	7,000	479,500
		2,342,655

Hong Kong (17.0%)
China Minsheng Banking Corp., Ltd.	300,000	348,522
Greatview Aseptic Packaging Co., Ltd.	500,000	267,721
Hang Lung Properties Ltd.	130,000	294,891
HKBN Ltd.	150,000	169,382
Lenovo Group Ltd.	370,000	246,958
SITC International Holdings Co., Ltd.	830,000	496,179
Television Broadcasts Ltd.	70,000	268,030
		2,091,683

Indonesia (2.8%)
PT Asuransi Multi Artha Guna	3,741,500	114,956
PT Bank Rakyat Indonesia (Persero)	250,000	233,796
		348,752

Japan (24.1%)
Asics Corp.	13,000	261,928
KDDI Corp.	11,000	340,802
Linear Technology Corp.	6,000	355,740
OMRON Corp.	13,000	467,934
Rakuten Inc.	45,000	587,399
SoftBank Group Corp.	3,000	194,426
Topcon Corp.	30,000	428,557
USS Co., Ltd.	20,000	338,490
		2,975,276

Philippines (2.4%)
Manila Water Co.	500,000	303,012

Singapore (1.4%)
M1 Ltd.	100,000	176,366

South Korea (5.0%)
Samsung Electronics Co., Ltd.	425	620,561

Taiwan (13.3%)
Applied Materials Inc.	8,000	241,200
Chailease Holding Co., Ltd.	129,000	229,855
Giant Manufacturing Co., Ltd.	18,000	127,363
Hermes Microvision Inc.	13,000	566,448
KLA-Tencor Corp.	2,500	174,275
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	10,000	305,900
		1,645,041

United States (8.1%)
Gilead Sciences Inc.	6,500	514,280
Keysight Technologies Inc. θ	4,000	126,760
National Oilwell Varco Inc.	10,000	367,400
		1,008,440

Total investment in equities (95.3%)
(cost $10,916,182)		11,788,330

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (4.4%)
BBH Cash Management Service
Banco Santander, Madrid	0.15%	10/03/2016	553,849	553,849

Total short-term securities (4.4%)
(cost $553,849)				553,849

Total securities (99.7%)
(cost $11,470,031)				12,342,179

Other assets and liabilities (0.3%)				33,938

Total net assets (100.0%)				12,376,117

θ	This security is non-income producing.

ADR	American Depository Receipt

PT	Perseroan Terbatas

The portfolio of investments as of September 30, 2016 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2016, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Asia Fund

Cost of long-term investments	$10,919,395
Unrealized appreciation	$1,359,554
Unrealized depreciation	(487,406)

Net unrealized appreciation	$872,148

The Parnassus Asia Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2016, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Australia	$-	$276,544	$-	$276,544
China	2,342,655	-	-	2,342,655
Hong Kong	-	2,091,683	-	2,091,683
Indonesia	-	348,752	-	348,752
Japan	355,740	2,619,536	-	2,975,276
Philippines	-	303,012	-	303,012
Singapore	-	176,366	-	176,366
South Korea	-	620,561	-	620,561
Taiwan	721,375	923,666	-	1,645,041
United Sates	1,008,440	-	-	1,008,440
Short-Term Investments	553,849	-	-	553,849
Total	$4,982,059	$7,360,120	$-	$12,342,179

Certain foreign securities may be fair valued by independent pricing services if events occur between the time at which the market quotations are determined on the primary exchange and the close of trading on the NYSE. These events may affect the value of these securities and render market quotations unreliable. Such fair valuations are categorized as Level 2 investments. Foreign securities that are valued based on market quotations are categorized as Level 1 investments.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 17, 2016

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	November 17, 2016